Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 887,427	$ 121,577	¥ 1,209,225	¥ 1,856,187
Short-term investments	3,561,977	487,989	4,099,977
Other Current assets	170,753	23,393	187,486
Total current assets	5,365,172	735,026	6,150,651
TOTAL ASSETS.	7,117,648	975,114	7,698,556
Current liabilities
Total current liabilities	5,270,478	722,054	6,505,687
TOTAL LIABILITIES.	6,193,632	848,525	7,199,932
Shareholders' equity:
Additional paid-in capital	14,181,030	1,942,793	14,061,992
Treasury stock	(51,176)	(7,011)	(20,666)
Accumulated deficit	(13,384,881)	(1,833,721)	(13,679,965)
Accumulated other comprehensive income	53,634	7,347	21,169
TOTAL SHAREHOLDERS' EQUITY	798,611	109,409	382,534	¥ 310,177	¥ 728,069
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,117,648	975,114	7,698,556
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	1	0	1
Parent Company [Member]
Current assets
Cash and cash equivalents	172	24	5,002
Short-term investments	0	0	21,248
Amounts due from subsidiaries	799,288	109,502	363,150
Other Current assets	754	103	1,140
Total current assets	800,214	109,629	390,540
TOTAL ASSETS.	800,214	109,629	390,540
Current liabilities
Accrued expenses and other current liabilities	1,603	220	8,006
Total current liabilities	1,603	220	8,006
TOTAL LIABILITIES.	1,603	220	8,006
Shareholders' equity:
Additional paid-in capital	14,181,030	1,942,793	14,061,992
Treasury stock	(51,176)	(7,011)	(20,666)
Accumulated deficit	(13,384,881)	(1,833,721)	(13,679,965)
Accumulated other comprehensive income	53,634	7,347	21,169
TOTAL SHAREHOLDERS' EQUITY	798,611	109,409	382,534
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	800,214	109,629	390,540
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1